Cash and Cash Equivalents and Marketable Securities - Schedule of Cash and Cash Equivalents (Details) R$ in Thousands		12 Months Ended
		Jun. 30, 2025 BRL (R$) Index	Jun. 30, 2024 BRL (R$)
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents | R$		R$ 142,908	R$ 170,953
Cash and banks [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index (in Index)	[1]
Total cash and cash equivalents | R$	[1]	R$ 17,294	17,821
Selic Treasury Notes [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index (in Index)		102
Total cash and cash equivalents | R$			5,058
Bank deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents | R$		91,868	80,398
Demand deposits [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents | R$		R$ 33,746	R$ 67,676
Bottom of Range [Member] | Bank deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index (in Index)		95
Bottom of Range [Member] | Demand deposits [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index (in Index)		70
Top of Range [Member] | Bank deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index (in Index)		103
Top of Range [Member] | Demand deposits [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index (in Index)		95

[1]	The balance includes foreign currency of R$3,430 (R$4,695 on June 30, 2024) in the Parent Company and R$14,023 (R$16,954 on June 30, 2024) in the Consolidated.